UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Starwood Capital Group Management, L.L.C.
Address:          591 West Putnam Avenue
                  Greenwich, CT 06830

Form 13F File Number:  028-12188
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ellis F. Rinaldi
Title:    Chief Compliance Officer, Executive Vice President and Co-General
          Counsel
Phone:    203-422-7773

Signature, Place and Date of Signing:

  /s/ Ellis  F. Rinaldi                Greenwich, CT          November 14, 2007
----------------------------        ------------------        -----------------
        [Signature]                    [City, State]               [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Mangers Reporting for this Manager:

Form 13F File Number       Name

028-12189                  Starwood Real Estate Securities, LLC
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

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                -------------------------------

Form 13F Information Table Entry Total:                       2
                                                -------------------------------

Form 13F Information Table Value Total:                    $25,342
                                                -------------------------------

                                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None

                                               STARWOOD CAPITAL GROUP MANAGEMENT, L.L.C.
                                                               FORM 13F
                                                   Quarter Ended September 30, 2007

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                                             VALUE    SHRS OR PRN    SH/     PUT/    INVESTMENT    OTHER       VOTING AUTHORITY
                                             ------   ------------   ---     ----    -----------  --------     ----------------
NAME OF ISSUER      CLASS TITLE   CUSIP    (X$1,000)      AMT        PRN     CALL    DISCRETION   MANAGERS    SOLE   SHARED  NONE
--------------      -----------   -----    ---------      ---        ---     ----    ----------   --------    ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC          COM     45031U101       $272      7,996      SH                 SOLE                 7,996
-----------------------------------------------------------------------------------------------------------------------------------
RIVIERA HLDGS CORP      COM     769627100    $25,070    893,770      SH                 SOLE               893,770
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